Financial instruments - Fair values and risk management - Expected credit loss assessment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for impairment
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 740	$ 2,424	$ 1,592
Allowance for impairment | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 5,982
Performing
Disclosure of detailed information about financial instruments [line items]
Average loss rate	0.00%
Performing | Allowance for impairment | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 3,978
Doubtful
Disclosure of detailed information about financial instruments [line items]
Average loss rate	1.00%
Doubtful | Allowance for impairment | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 1,349
In default
Disclosure of detailed information about financial instruments [line items]
Average loss rate	13.00%
In default | Allowance for impairment | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 223
Write-off
Disclosure of detailed information about financial instruments [line items]
Average loss rate	100.00%
Write-off | Allowance for impairment | Lifetime expected credit losses
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets	$ 432